Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Fair Value Assigned to the Options Issued

The following table presents the assumptions used to establish the fair value assigned to the options issued using the Black-Scholes valuation model:

	2018		2017
Expected volatility		55.5%		52.7%
Dividend	$	nil	$	nil
Risk-free interest rate		2.70%		2.05%
Expected life		6.5 years		6.5 years
Fair value		$3.2541		$3.1869

Summary of Changes in the Stock Options

The changes in the stock options for the years ended December 31, 2018 and 2017 were as follows:

	For the Years Ended December 31,
	2018			2017
	Stock options	Weighted average exercise price		Stock options	Weighted average exercise price
Beginning of year	2,337,732	CA$	1.59	2,116,065	CA$	1.19
Granted	203,000	CA$	5.79	320,000	CA$	4.04
Exercised	(365,733)	CA$	0.98	(91,667)	CA$	0.90
Forfeitures	(10,000)	CA$	1.48	(6,666)	CA$	1.48

End of year	2,164,999	CA$	2.10	2,337,732	CA$	1.59

Summary of Stock Options Outstanding and Granted

The following table summarizes stock options outstanding and granted as at December 31, 2018:

Exercise price	Number outstanding	Remaining contractual life (years)	Number of exercisable options
CA$1.24	425,000	2.4	425,000
CA$1.27	150,000	3.2	150,000
CA$0.85	100,000	4.2	100,000
CA$1.10	202,000	4.7	202,000
CA$1.48	345,000	5.2	345,000
CA$0.94	100,000	6.2	100,000
CA$0.83	20,000	6.8	20,000
CA$0.80	16,666	6.9	16,666
CA$1.43	233,333	7.3	150,002
CA$1.55	50,000	7.5	33,334
CA$2.20	165,000	8.5	54,999
CA$6.00	155,000	9.0	51,669
CA$5.79	203,000	9.6	Nil

	2,164,999

Summary of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

	Exercise price in CA$ per share	December 31, 2018	December 31, 2017
Expiry date - January 13, 2020	0.70	—	149,399
Expiry date - May 20, 2021	1.24	425,000	565,000
Expiry date - March 13, 2022	1.27	150,000	150,000
Expiry date - March 13, 2023	0.85	100,000	100,000
Expiry date - September 26, 2023	1.10	202,000	215,000
Expiry date - March 18, 2024	1.48	345,000	360,000
Expiry date - March 19, 2025	0.94	100,000	100,000
Expiry date - October 6, 2025	0.83	20,000	28,333
Expiry date - November 16, 2025	0.80	16,666	50,000
Expiry date - March 29, 2026	1.43	233,333	250,000
Expiry date - June 30, 2026	1.55	50,000	50,000
Expiry date - June 14, 2027	2.20	165,000	165,000
Expiry date - December 22, 2027	6.00	155,000	155,000
Expiry date - June 5, 2028	5.79	203,000	—

		2,164,999	2,337,732

Summary of Performance-Based Restricted Share Units

The following table summarizes 979,000 performance-based restricted share units that were issued during the year.

	2018			2017
	Performance- based restricted share units	Weighted average grant date fair value in CA$		Performance- based restricted share units	Weighted average grant date fair value in CA$
Beginning of year	128,000	CA$	2.82	—
Issued	979,000	CA$	5.79	885,000	CA$	2.20
Issued	—			21,000	CA$	6.00
Vested	(50,334)	CA$	3.06	(768,000)	CA$	2.20
Expired	—			(10,000)	CA$	2.20

Outstanding at end of year	1,056,666	CA$	5.56	128,000	CA$	2.82

Earned but unissued at end of year	175,333	CA$	5.08	—